Income taxes - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Japan	Mar. 31, 2010 Japan	Mar. 31, 2009 Japan	Mar. 31, 2011 Lower Limit	Mar. 31, 2011 Upper Limit
Income Taxes [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%			40.20%	40.20%	40.20%
Undistributed earnings of foreign subsidiaries	$ 32,587			¥ 2,709,626
Undistributed earnings of foreign subsidiaries, additional tax provision, estimate	1,214			100,957
Operating loss carryforwards for tax purposes	10,759			894,587
Tax credit carryforwards	$ 1,531			¥ 127,289	¥ 73,061
Expiration date for operating loss carryforwards									2012	2030
Expiration date for tax credit carryforwards									2012	2014